Summary of Financial Information of East Gate (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Investments and other related assets	$ 7,911
Other assets	332
Total assets	8,243
Total liabilities	318
Total net assets of the fund	7,925
Investment and related income (loss)	(1,513)	$ 5,419
Impairment loss	(105)
Other costs and expenses	(7,513)	(8,219)
Net loss	$ (9,131)	$ (2,800)